Consolidated Statement of Operations and Comprehensive Income (Loss) (Successor) and Statements of Operations and Comprehensive Income (Loss)(Predecessor) (USD $)
In Thousands, unless otherwise specified
	9 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Premiums earned	$ 20,384
Fee income from policyholders	259,169
Net investment income	288,571
Realized investment gains, net	46,092
Total revenues	614,216
Expenses
Policyholder benefits	216,543
Return credited to policyholders' account balances	256,703
Operating and acquisition expenses	96,050
Total expenses	569,296
Income Before Federal Income Tax	44,920
Federal Income Tax Expense (Benefit)
Deferred	14,234
Total income tax expense	14,234
NET INCOME	30,686
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period	131,433
Net unrealized investment gains (losses)	131,433
Less: Income tax (benefit) related to:
Unrealized investment gains (losses) for the period	(45,935)
Net unrealized investment gains (losses)	(45,935)
Other comprehensive (loss) income	85,498
Comprehensive (loss) income	116,184
Predecessor
Revenues
Net investment income		2,350	10,935	11,590
Realized investment gains, net		285		626
Total revenues		2,635	10,935	12,216
Expenses
Income Before Federal Income Tax		2,635	10,935	12,216
Federal Income Tax Expense (Benefit)
Current		914	3,902	4,145
Deferred		8	(77)	128
Total income tax expense		922	3,825	4,273
NET INCOME		1,713	7,110	7,943
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period		2,364	(15,281)	977
Reclassification adjustment for (gains) losses included in net income		285	1	596
Net unrealized investment gains (losses)		2,079	(15,282)	381
Less: Income tax (benefit) related to:
Unrealized investment gains (losses) for the period		(828)	5,349	(343)
Reclassification adjustment for (gains) losses included in net income		(100)		(209)
Net unrealized investment gains (losses)		(728)	5,349	(134)
Other comprehensive (loss) income		1,351	(9,933)	247
Comprehensive (loss) income		$ 3,064	$ (2,823)	$ 8,190